Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Reconciliation of Segment Reporting to Consolidated
	Performance Materials
For the year ended	Latex	Synthetic Rubber	Performance Plastics	Basic Plastics & Feedstocks	Corporate Unallocated	Total
December 31, 2014
Sales to external customers	$1,261,137	$633,983	$821,053	$2,411,788	$—	$5,127,961
Equity in earnings (losses) of unconsolidated affiliates	—	—	—	47,749	—	47,749
EBITDA(1)	93,962	136,985	69,350	23,900
Investment in unconsolidated affiliates	—	—	—	167,658	—	167,658
Depreciation and amortization	26,954	32,900	5,602	34,205	4,045	103,706

December 31, 2013
Sales to external customers	$1,341,424	$622,059	$807,578	$2,536,353	$—	$5,307,414
Equity in earnings (losses) of unconsolidated affiliates	—	—	—	39,138	—	39,138
EBITDA(1)	95,398	113,459	61,703	89,963
Investment in unconsolidated affiliates	—	—	—	155,887	—	155,887
Depreciation and amortization	26,092	28,937	5,009	31,322	3,836	95,196

December 31, 2012
Sales to external customers	$1,545,064	$701,962	$839,243	$2,365,640	$—	$5,451,909
Equity in earnings of unconsolidated affiliates	—	—	—	27,140	—	27,140
EBITDA(1)	125,473	111,051	69,538	44,912
Investment in unconsolidated affiliates	—	—	—	140,304	—	140,304
Depreciation and amortization	27,037	18,080	5,342	32,212	2,933	85,604

(1)	Reconciliation of EBITDA to net income (loss) is as follows:

	Year Ended December 31,
	2014	2013	2012
Total segment EBITDA	$324,197	$360,523	$350,974
Corporate unallocated	(143,181)	(133,658)	(107,557)
Less: Interest expense, net	124,923	132,038	109,971
Less: Provision for income taxes	19,719	21,849	17,560
Less: Depreciation and amortization	103,706	95,196	85,604

Net income (loss)	$(67,332)	$(22,218)	$30,282

Schedule of Sales Attributed to Geographical Areas Based on Location of Sales and Long-lived Assets Attributed to Geographical Areas Based on Asset Location
Sales are attributed to geographic areas based on the location where sales originated; long-lived assets are attributed to geographic areas based on asset location.

	Year Ended December 31,
	2014	2013	2012
United States
Sales to external customers	$663,425	$665,801	$683,570
Long-lived assets	65,329	73,932	84,992
Europe
Sales to external customers	$3,066,581	$3,186,659	$3,324,064
Long-lived assets	383,311	431,494	449,834
Asia-Pacific
Sales to external customers	$1,196,163	$1,214,093	$1,200,747
Long-lived assets	99,654	92,691	91,885
Rest of World
Sales to external customers	$201,792	$240,861	$243,528
Long-lived assets	8,403	8,310	6,561
Total
Sales to external customers(1)	$5,127,961	$5,307,414	$5,451,909
Long-lived assets(2)(3)	556,697	606,427	633,272

(1)	Sales to external customers in China represented approximately 8%, 8% and 8% of the total for the years ended December 31, 2014, 2013, and 2012, respectively. Sales to external customers in Germany represented approximately 12%, 11% and 10% of the total for the years ended December 31, 2014, 2013, and 2012, respectively. Sales to external customers in Hong Kong represented approximately 11%, 10% and 9% of the total for the years ended December 31, 2014, 2013, and 2012, respectively.
(2)	Long-lived assets in China represented approximately 6%, 4%, and 4% of the total for the years ended December 31, 2014, 2013, and 2012, respectively. Long-lived assets in Germany represented approximately 43%, 44%, and 45% of the total for the years ended December 31, 2014, 2013, and 2012, respectively. Long-lived assets in The Netherlands represented approximately 13%, 13%, and 13% of the total for the years ended December 31, 2014, 2013, and 2012, respectively.
(3)	Long-lived assets consist of property, plant and equipment, net.